UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6081

        Nuveen California Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          11/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
November 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 4.9% (3.3% of Total Investments)

$4,305	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	Baa3	$ 4,312,964
	County Tobacco Funding Corporation, Series 2002B, 5.125%, 6/01/20

2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	1,950,680
	Series 2003A-1, 6.250%, 6/01/33

	Education and Civic Organizations - 6.9% (4.6% of Total Investments)

1,530	University of California, Certificates of Participation, San Diego and Sacramento Campus Projects,	1/10 at 101.00	Aa2	1,615,573
	Series 2002A, 5.250%, 1/01/20

6,580	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.000%, 9/01/13	9/08 at 101.00	Aa2	7,150,025

	Healthcare - 12.0% (7.9% of Total Investments)

2,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3	2,135,620
	Series 1999A, 6.125%, 12/01/30

3,200	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,	8/11 at 102.00	A	3,290,144
	Series 2001A, 5.550%, 8/01/31

1,000	California Statewide Community Development Authority, Revenue Refunding Bonds, Sherman Oaks Health	No Opt. Call	AAA	1,063,580
	System, Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

5,930	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community	2/05 at 100.00	Baa2	5,706,261
	Hospitals of Central California, Series 1993, 5.000%, 2/01/23

3,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 1993A,	12/04 at 101.00	BB+	3,033,990
	6.500%, 12/01/18

	Housing/Multifamily - 1.3% (0.9% of Total Investments)

1,550	San Bernardino County Housing Authority, California, Multifamily Housing Revenue Refunding Bonds,	No Opt. Call	BBB+	1,640,846
	Equity Residential Properties/Redlands Lawn and Tennis Apartments, Series 1999A, 5.200%, 6/15/29
	(Mandatory put 6/15/09)

	Tax Obligation/General - 32.9% (21.6% of Total Investments)

4,950	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27 - MBIA Insured	3/10 at 101.00	AAA	5,407,430

5,000	California, General Obligation Veterans Welfare Bonds, Series 2000BT, 5.375%, 12/01/16	12/05 at 101.00	A	5,079,550
	(Alternative Minimum Tax)

	California, General Obligation Bonds, Series 2003:
1,000	5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	1,075,870
1,400	5.250%, 2/01/20	8/13 at 100.00	A	1,493,758
1,000	5.250%, 2/01/22 - CIFG Insured	8/13 at 100.00	AAA	1,070,700

	California, General Obligation Bonds, Series 2004:
3,000	5.000%, 2/01/23	2/14 at 100.00	A	3,085,380
2,500	5.125%, 4/01/23	4/14 at 100.00	A	2,601,450
2,100	5.250%, 4/01/34	4/14 at 100.00	A	2,154,873

2,670	Coast Community College District, Orange County, California, General Obligation Refunding Bonds,	8/13 at 100.00	AAA	2,810,816
	Series 2003A, 5.000%, 8/01/21 - MBIA Insured

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D, 5.375%,	7/10 at 100.00	AAA	5,324,200
	7/01/25 - FGIC Insured

2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2002,	8/12 at 100.00	AAA	2,678,925
	5.250%, 8/01/21 - FGIC Insured

1,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding Bonds,	8/11 at 103.00	AAA	1,171,300
	Series 1997A, 6.150%, 8/01/15 - MBIA Insured

2,000	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%,	8/14 at 100.00	AAA	2,139,920
	8/01/24 - MBIA Insured

5,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series	7/10 at 100.00	AAA	5,484,600
	2000B, 5.125%, 7/01/21 - MBIA Insured

	Tax Obligation/Limited - 36.0% (23.7% of Total Investments)

	California, Economic Recovery Revenue Bonds, Series 2004A:
2,700	5.000%, 7/01/15	7/14 at 100.00	AA-	2,938,950
2,000	5.000%, 7/01/16	7/11 at 100.00	AA-	2,116,500

2,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	A-	2,191,320
	State Hospital, Series 2004A, 5.500%, 6/01/19

3,000	Los Angeles County Public Works Financing Authority, California, Revenue Bonds, Regional Park and	10/07 at 101.00	AA	3,089,640
	Open Space District, Series 1997A, 5.000%, 10/01/19

	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax Revenue
	Bonds, Series 2004:
1,375	5.250%, 9/01/25 - AMBAC Insured	9/14 at 100.00	AAA	1,456,139
1,500	5.250%, 9/01/26 - AMBAC Insured	9/14 at 100.00	AAA	1,578,840

2,000	Monterey County, California, Certificates of Participation, Master Plan Financing, Series 2001,	8/11 at 100.00	Aaa	2,073,620
	5.000%, 8/01/21 - MBIA Insured

1,000	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/06 at 102.00	N/R	1,044,570
	Project, Series 1997, 6.375%, 9/01/17

10,900	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	AAA	14,850,705
	Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	2,831,600
	5.400%, 11/01/20 - AMBAC Insured

2,255	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project,	8/05 at 102.00	AAA	2,343,802
	Series 1995, 5.500%, 8/01/22 - MBIA Insured

1,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project,	9/11 at 100.00	AAA	1,256,076
	Series 2001F, 5.000%, 9/01/20 - MBIA Insured

7,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	10/09 at 101.00	AAA	7,700,770
	Project, Series 1999, 5.750%, 10/01/32 - AMBAC Insured

	Transportation - 26.3% (17.3% of Total Investments)

4,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	3,082,880
	Series 1999, 0.000%, 1/15/29

8,500	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.750%, 5/15/14 (Alternative Minimum	5/10 at 101.00	AA-	9,433,300
	Tax)

5,250	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum	5/10 at 100.00	AAA	5,573,400
	Tax) - FGIC Insured

5,000	Sacramento County, California, Airport System Revenue Bonds, Series 1996A, 5.900%, 7/01/24	7/06 at 102.00	AAA	5,294,000
	(Alternative Minimum Tax) - MBIA Insured

	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,
	Second Series 2000, Issue 25:
2,515	5.500%, 5/01/24 (Alternative Minimum Tax) - FSA Insured	5/10 at 101.00	AAA	2,629,106
3,100	5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured	5/10 at 101.00	AAA	3,252,768

2,500	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	1/08 at 102.00	AAA	2,738,700
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 (Alternative
	Minimum Tax) - FSA Insured

1,250	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/10 at 101.00	AAA	1,305,425
	Second Series 2000, Issue 26B, 5.000%, 5/01/21 - FGIC Insured

	U.S. Guaranteed *** - 4.2% (2.8% of Total Investments)

4,000	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	5,315,560
	Series 1990B, 7.500%, 8/01/23

	Utilities - 9.4% (6.2% of Total Investments)

1,500	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	1,575,420
	Edison Company, Series 1999A, 5.450%, 9/01/29 - MBIA Insured

492	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of	7/07 at 102.00	N/R	63,979
	Riverside, Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#

3,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	A2	3,185,160
	5/01/18

4,500	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio	12/04 at 102.00	N/R	3,864,240
	Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	526,170
	5.000%, 7/01/21 - MBIA Insured

	Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series
	2001:
1,650	6.750%, 9/01/31	9/05 at 102.00	Baa3	1,702,569
1,000	6.850%, 9/01/36	9/05 at 102.00	Baa3	1,032,560

	Water and Sewer - 17.8% (11.7% of Total Investments)

4,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AA	4,474,600
	Series 2001W, 5.500%, 12/01/15

1,030	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,184,890
	Series 2002X, 5.500%, 12/01/17 - FGIC Insured

4,000	Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D, 4.700%, 11/01/19 - FGIC	5/05 at 101.00	AAA	4,017,560
	Insured

2,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AAA	2,164,580
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 - MBIA Insured

10,000	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of Participation,	8/12 at 101.00	AAA	10,706,900
	Series 1997A, 5.550%, 8/01/27 - AMBAC Insured

$179,432	Total Long-Term Investments (cost $178,018,832) - 151.7%			192,074,754

	Other Assets Less Liabilities - 2.0%			2,576,763

	Preferred Shares, at Liquidation Value - (53.7)%			(68,000,000)

	Net Assets Applicable to Common Shares - 100%			$126,651,517

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
#	Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the
	benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the
	CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a
	sale of the facility was in the best interest of the shareholders and proceed accordingly.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At November 30, 2004, the cost of investments was $177,748,819.

	Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$15,358,118
	Depreciation	(1,032,183)

	Net unrealized appreciation of investments	$14,325,935

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Municipal Market Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         01/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         01/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         01/28/05

* Print the name and title of each signing officer under his or her signature.